UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

       /s/ Mark A. Hughes               Wellsboro, PA            5/10/12
   ---------------------------   --------------------------   --------------
           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     71
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Form 13F Information Table Value Total:     $ 100,243
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

  1     28-14473                      Citizens & Northern Bank
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

                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP     (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED  NONE
Abbott Labs                        COM              002824100  $ 1,463  23868.000 SH        DEFINED    1      23868.000
Accenture PLC                      SHS CLASS A      G1151C101  $ 1,641  25446.000 SH        DEFINED    1      25446.000
AT&T Inc                           COM              00206R102  $   814  26060.000 SH        DEFINED    1      26060.000
Automatic Data Processing          COM              053015103  $ 1,486  26925.000 SH        DEFINED    1      26925.000
Baker Hughes Inc                   COM              057224107  $ 1,215  28963.000 SH        DEFINED    1      28963.000
Bard C R Inc                       COM              067383109  $ 1,222  12375.000 SH        DEFINED    1      12375.000
Baxter Intl Inc                    COM              071813109  $ 1,131  18923.000 SH        DEFINED    1      18923.000
Blackrock, Inc.                    COM              09247X101  $ 1,235   6025.000 SH        DEFINED    1       6025.000
CH Robinson Worldwide              COM NEW          12541W209  $ 1,152  17593.000 SH        DEFINED    1      17593.000
Charles Schwab Corp                COM              808513105  $ 1,239  86237.000 SH        DEFINED    1      86237.000
Chevron Corp                       COM              166764100  $ 2,180  20335.000 SH        DEFINED    1      20335.000
Cisco Systems Inc                  COM              17275R102  $ 1,503  71081.000 SH        DEFINED    1      71081.000
Citizens & Northern Corp           COM              172922106  $ 4,953 247660.804 SH        DEFINED    1     247660.804
CME Group Inc                      COM              12572Q105  $ 1,201   4152.000 SH        DEFINED    1       4152.000
Colgate Palmolive Co               COM              194162103  $ 1,313  13429.000 SH        DEFINED    1      13429.000
Corning Inc                        COM              219350105  $   344  24463.000 SH        DEFINED    1      24463.000
Danaher Corp                       COM              235851102  $ 1,345  24012.000 SH        DEFINED    1      24012.000
Darden Restaurants Inc             COM              237194105  $ 1,300  25403.000 SH        DEFINED    1      25403.000
Disney Walt Co                     COM DISNEY       254687106  $   224   5109.000 SH        DEFINED    1       5109.000
Eaton Vance                        COM NON VTG      278265103  $ 1,143  40000.000 SH        DEFINED    1      40000.000
Ecolab Inc.                        COM              278865100  $ 1,289  20889.000 SH        DEFINED    1      20889.000
Expeditors Intl Wash Inc           COM              302130109  $ 1,299  27920.000 SH        DEFINED    1      27920.000
Exxon Mobil Corp                   COM              30231G102  $ 1,704  19651.000 SH        DEFINED    1      19651.000
Fifth Third Bancorp                COM              316773100  $   406  28880.000 SH        DEFINED    1      28880.000
FNB Corporation                    COM              302520101  $ 1,588 131473.000 SH        DEFINED    1     131473.000
Franklin Resources Inc             COM              354613101  $ 1,222   9850.000 SH        DEFINED    1       9850.000
General Dynamics Corp              COM              369550108  $ 1,160  15813.000 SH        DEFINED    1      15813.000
General Elec Co                    COM              369604103  $   555  27673.000 SH        DEFINED    1      27673.000
Home Depot Inc                     COM              437076102  $   201   4000.000 SH        DEFINED    1       4000.000
Intel Corp                         COM              458140100  $ 1,332  47386.000 SH        DEFINED    1      47386.000
International Business Machines    COM              459200101  $ 1,903   9119.000 SH        DEFINED    1       9119.000
iShares S&P 500 Index Fd           S&P 500 INDEX    464287200  $   541   3829.000 SH        DEFINED    1       3829.000
iShares S&P MidCap 400 Index Fd    S&P MIDCAP 400   464287507  $16,981 171145.000 SH        DEFINED    1     171145.000
Johnson & Johnson                  COM              478160104  $ 1,315  19935.000 SH        DEFINED    1      19935.000
Linear Tech Corp                   COM              535678106  $ 1,459  43295.000 SH        DEFINED    1      43295.000
M & T Bank Corp                    COM              55261F104  $   679   7810.000 SH        DEFINED    1       7810.000
McDonalds Corp                     COM              580135101  $ 1,199  12223.000 SH        DEFINED    1      12223.000
Medtronic Inc                      COM              585055106  $ 1,070  27312.000 SH        DEFINED    1      27312.000
Microchip Technology Inc           COM              595017104  $ 1,395  37497.000 SH        DEFINED    1      37497.000
Microsoft Corp                     COM              594918104  $ 1,718  53259.000 SH        DEFINED    1      53259.000
National Fuel Gas Co N J           COM              636180101  $   278   5784.000 SH        DEFINED    1       5784.000
Nike, Inc. Class B                 CL B             654106103  $ 1,383  12751.000 SH        DEFINED    1      12751.000
NORWOOD FINANCIAL CORP             COM              669549107  $   341  12881.000 SH        SOLE              12881.000
Oracle Corp                        COM              68389X105  $ 1,431  49081.000 SH        DEFINED    1      49081.000
Penns Woods Bancorp Inc            COM              708430103  $   290   7104.000 SH        DEFINED    1       7104.000
Pepsico Inc                        COM              713448108  $ 1,307  19703.000 SH        DEFINED    1      19703.000
Pfizer Inc                         COM              717081103  $   243  10724.000 SH        DEFINED    1      10724.000
Praxair Inc                        COM              74005P104  $ 1,247  10878.000 SH        DEFINED    1      10878.000
Procter & Gamble Co                COM              742718109  $ 1,654  24613.000 SH        DEFINED    1      24613.000
Qualcomm Inc                       COM              747525103  $ 1,617  23752.000 SH        DEFINED    1      23752.000
Schlumberger Ltd                   COM              806857108  $ 1,257  17973.000 SH        DEFINED    1      17973.000
SEI Investment Company             COM              784117103  $ 1,271  61435.000 SH        DEFINED    1      61435.000
SPDR Gold Trust                    GOLD SHS         78463V107  $   240   1480.000 SH        DEFINED    1       1480.000
Staples Inc                        COM              855030102  $ 1,262  77919.000 SH        DEFINED    1      77919.000
Suncor Energy Inc New Common       COM              867224107  $ 1,262  38588.000 SH        DEFINED    1      38588.000
Susquehanna Bancshares             COM              869099101  $   104  10572.000 SH        DEFINED    1      10572.000
SYSCO Corp                         COM              871829107  $ 1,196  40049.000 SH        DEFINED    1      40049.000
T. Rowe Price Group, Inc.          COM              74144T108  $ 1,333  20416.000 SH        DEFINED    1      20416.000
Talisman Energy Inc                COM              87425E103  $ 1,301 103232.000 SH        DEFINED    1     103232.000
Target Corp                        COM              87612E106  $ 1,412  24224.000 SH        DEFINED    1      24224.000
Teva Pharmaceutical Inds Ltd Adr   ADR              881624209  $ 1,077  23897.000 SH        DEFINED    1      23897.000
Tjx Companies (New)                COM              872540109  $ 1,529  38503.000 SH        DEFINED    1      38503.000
United Parcel Service Inc. Class B CL B             911312106  $ 1,325  16416.000 SH        DEFINED    1      16416.000
Utilities Select Sector SPDR       SBI INT-UTILS    81369Y886  $ 1,619  46208.000 SH        DEFINED    1      46208.000
Vanguard Emerging Markets ETF      MSCI EMR MKT ETF 922042858  $   854  19657.000 SH        DEFINED    1      19657.000
Verizon Communications             COM              92343V104  $ 1,066  27889.000 SH        DEFINED    1      27889.000
W W Grainger Inc                   COM              384802104  $ 1,337   6226.000 SH        DEFINED    1       6226.000
Walgreen Co                        COM              931422109  $ 1,208  36072.000 SH        DEFINED    1      36072.000
Wal-Mart Stores Inc                COM              931142103  $ 1,253  20476.000 SH        DEFINED    1      20476.000
Wells Fargo & Co New               COM              949746101  $ 1,338  39182.000 SH        DEFINED    1      39182.000
WVS FINANCIAL CORP                 COM              929358109  $    88  10859.000 SH        DEFINED    1      10859.000